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                                        Registration No.33-52310

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549


                                       FORM S-6
          <REDLINE>
                            POST-EFFECTIVE AMENDMENT NO. 6
                                REGISTRATION STATEMENT
                                        UNDER
                              THE SECURITIES ACT OF l933

          </REDLINE>
                                SEPARATE ACCOUNT THREE
                                          OF
                                THE MANUFACTURERS LIFE
                             INSURANCE COMPANY OF AMERICA
                                (Exact name of trust)

                                THE MANUFACTURERS LIFE
                             INSURANCE COMPANY OF AMERICA
                                 (Name of depositor)

                                500 N. Woodward Avenue
                           Bloomfield Hills, Michigan 48304
                 (Address of depositor's principal executive offices)

          <REDLINE>
          STEPHEN C. NESBITT
          Secretary and General Counsel               Notice to:
          The Manufacturers Life Insurance          J. Sumner Jones, Esq.
          Company of America                       Jones & Blouch L.L.P.
          500 N. Woodward Avenue            1025 Thomas Jefferson Street, N.W.
          Bloomfield Hills, Michigan 48304     Washington, D.C. 20007-(Name
          and Address of Agent for Service)

          ___ It is proposed that this filing will become effective:
              immediately upon filing pursuant to paragraph (b) of Rule 485

           X  on February 14, 1996 pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485

          ___ on February 14, 1996 pursuant to paragraph (a)(1) of Rule 485
              75 days after filing pursuant to paragraph (a)(2) of Rule 485

          </REDLINE>
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                           Election Pursuant to Rule 24f-2

          Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of its variable life contracts for sale under the Securities Act of 1933 and filed a Rule 24f-2 Notice on February 28, 1995 for its fiscal year ended December 31, 1994.


          <REDLINE>
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          SIGNATURES


                   Pursuant to the requirements of the Securities Act of 1933 the registrant, SEPARATE ACCOUNT THREE OF THE MANUFACTURERS

          LIFE INSURANCE COMPANY OF AMERICA, and the depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, certify that the registrant meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the registration statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of the depositor to be hereunto affixed and attested, all in the City of

          Toronto, Province of Ontario, Canada, on the 30th day of January,
          1996.

          </REDLINE>
          [SEAL]                        SEPARATE ACCOUNT THREE OF THE

                                        MANUFACTURERS LIFE INSURANCE
                                        COMPANY OF AMERICA

                                                 (Registrant)


                                        By: THE MANUFACTURERS LIFE

                                        INSURANCE COMPANY OF AMERICA
                                                 (Depositor)

                                        By:     Donald A. Guloien
                                                  DONALD A. GULOIEN
                                                  President


                                        THE MANUFACTURERS LIFE INSURANCE
                                        COMPANY OF AMERICA


                                        By:     Donald A. Guloien
                                                  DONALD A. GULOIEN
                                                  President

          Attest
          Sheri L. Kocen
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        SIGNATURES


                      Pursuant to the requirements of the Securities Act of l933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



        Signature               Title                          Date


      Donald A. Guloien       President and Director

      DONALD A. GULOIEN       (Principal Executive Officer)


                              Director
      SANDRA M. COTTER


                              Director
      LEONARD V. DAY, Jr.


      Stephen C. Nesbitt      Director
      STEPHEN C. NESBITT


      Joseph J. Pietroski     Director

      JOSEPH J. PIETROSKI


      John D. Richardson      Director and Chairman
      JOHN D. RICHARDSON


      Diane M. Schwartz       Director
      DIANE M. SCHWARTZ


      Douglas H. Myers        Vice President, Finance

      DOUGLAS H. MYERS        (Principal Financial and
                              Accounting Officer)
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